Fees Summary	Jul. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,065,625
Previously Paid Amount	0
Total Fee Amount	928.65
Total Offset Amount	0
Net Fee	$ 928.65